Long-term Debt - Estimated Fair Value of Eurobonds (Detail) (Eurobonds [Member], EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Eurobonds [Member]
Debt Instrument [Line Items]
Principal amount	€ 988,153		€ 988,153
Carrying amount	1,105,599		1,021,930
Fair value	€ 1,139,628	[1]	€ 1,028,238	[1]

[1]	Source: Bloomberg Finance LP